UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blue Harbour Group, LP
Address:    646 Steamboat Rd.
            Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifton S. Robbins
Title:            Chief Executive Officer
Phone:            203.422.6565

Signature, Place, and Date of Signing:

/s/ CLIFTON S. ROBBINS                      GREENWICH, CONNECTICUT                  FEBRUARY 13, 2008
------------------------------------        ----------------------              --------------------------
           [Signature]                           [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                           0
                                                                          ------
Form 13F Information Table Entry Total:                                     17
                                                                         -------
Form 13F Information Table Value Total:                               $1,045,858
                                                                      ----------
                                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                     Blue Harbour Group, LP
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2007

                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                     TITLE OF         FAIR MARKET   SHARES / SH/
                                       CLASS   CUSIP     VALUE    PRN AMOUNT PRN  PUT/      SHARED  SHARED OTHER
ISSUER                                        NUMBER   (X 1000S)                 CALL  SOLE DEFINED OTHER MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts Inc                  COM   00751Y106 $48,198    1,268,700  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
American Reprographics Co               COM   029263100 $28,268    1,715,268  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp                           COM   125965103 $16,829    3,359,100  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory                      COM   163072101 $29,747    1,254,600  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc                         COM   170388102 $143,848   3,949,705  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems Inc New        COM   203668108 $93,824    2,545,425  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Copart Inc                              COM   217204106 $84,271    1,980,525  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza Inc                      COM   25754A201 $79,885    6,038,173  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                             COM   294429105 $99,422    2,734,365  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc                COM   387328107 $32,769      905,722  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                         COM   46185R100 $91,134      975,629  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Journal Communications Inc             CL A   481130102 $5,961       666,828  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp                         COM   670837103 $14,748      406,392  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc New                           COM   682680103 $189,654   4,236,193  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
School Specialty Inc                    COM   807863105 $34,603    1,001,536  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
TETRA Technologies Inc Del              COM   88162F105 $15,075      968,217  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
WESCO International Inc                 COM   95082P105 $37,622      949,097  SH       SOLE                         X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                       $1,045,858
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